Note 15 - Regulatory Matters - Regulatory Assets Not Earning a Return (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Regulatory assets not earning a return	$ 686.3	$ 625.2
Spire Missouri [Member]
Regulatory assets not earning a return	679.9	618.7
Pension and Other Postretirement Plans Costs [Member]
Regulatory assets not earning a return	152.9	165.7
Pension and Other Postretirement Plans Costs [Member] | Spire Missouri [Member]
Regulatory assets not earning a return	152.9	165.7
Deferred Income Tax Charge [Member]
Regulatory assets not earning a return	135.6	130.7
Deferred Income Tax Charge [Member] | Spire Missouri [Member]
Regulatory assets not earning a return	129.2	124.2
Unamortized Purchased Gas Adjustments Asset [Member]
Regulatory assets not earning a return	275.1	242.8
Unamortized Purchased Gas Adjustments Asset [Member] | Spire Missouri [Member]
Regulatory assets not earning a return	275.1	242.8
Other Regulatory Assets (Liabilities) [Member]
Regulatory assets not earning a return	122.7	86.0
Other Regulatory Assets (Liabilities) [Member] | Spire Missouri [Member]
Regulatory assets not earning a return	$ 122.7	$ 86.0